SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

DUFF & PHELPS UTILITY AND

CORPORATE BOND TRUST INC.

200 South Wacker Drive

Suite 500

Chicago, Illinois 60606

under the

Investment Company Act of 1940

Investment Company Act File No. 811-07358

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the "Commission") that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Duff & Phelps Utility and Corporate Bond Trust Inc. (the "Fund") to be redeemed:

Auction Market Preferred Shares, Series T7, Liquidation Preference $25,000 per share (CUSIP # 26432K207) (the "Preferred Shares").

(2)	Date on which the securities are to be called or redeemed:

March 25, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to paragraph 8(a) of Part I of the Articles Supplementary filed by the Fund on October 23, 2006.

(4)	The number of shares to be redeemed and the basis upon which the shares to be redeemed are to be selected:

                                The Fund intends to redeem all 3,800 of the outstanding Preferred Shares.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 13th day of March, 2009.

DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

By:	/s/ Alan M. Meder
Name: Alan M. Meder
Title: Treasurer and Principal
Financial Officer